Goodwill and intangible assets, net - Summary of Goodwill and Intangible Assets, Net (parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accumulated amortization	$ 42,253	$ 30,776
Software and Software Development Costs [Member]
Accumulated amortization	41,605	$ 30,776
Licensing Agreements [Member]
Accumulated amortization	154
Customer Relationships [Member]
Accumulated amortization	$ 494